UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10245

                            GAM AVALON LANCELOT, LLC.
               (Exact name of registrant as specified in charter)

                               135 E. 57TH STREET
                               NEW YORK, NY 10002
               (Address of principal executive offices) (Zip code)

                                KENNETH A. DURSHT
                                  GAM USA INC.
                               135 E. 57TH STREET
                               NEW YORK, NY 10002
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600

                        Date of fiscal year end: MARCH 31

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

[LOGO](SM) PFPC
A MEMBER OF THE PNC FINANCIAL SERVICES GROUP

FORM N-PX SPREADSHEET
REGISTRANT NAME: GAM AVALON LANCELOT, LLC
INVESTMENT COMPANY ACT FILE NUMBER: 811-10245
REPORTING PERIOD: 07/01/2005 - 06/30/2006
REGISTRANT ADDRESS: 330 MADISON AVENUE NEW YORK, NY 10017

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                                                       EXCHANGE TICKER                         SHAREHOLDER
      ISSUER OF PORTFOLIO SECURITY                          SYMBOL           CUSIP #           MEETING DATE

-------------------------------------------------------------------------------------------------------------
Threadneedle European Crescendo Fund Limited              CREEUHE KY           N/A               12/1/2005

-------------------------------------------------------------------------------------------------------------

Threadneedle European Crescendo Fund Limited              CREEUHE KY           N/A               12/1/2005

-------------------------------------------------------------------------------------------------------------

Threadneedle European Crescendo Fund Limited              CREEUHE KY           N/A               12/1/2005

-------------------------------------------------------------------------------------------------------------

Threadneedle European Crescendo Fund Limited              CREEUHE KY           N/A               12/1/2005

-------------------------------------------------------------------------------------------------------------

Threadneedle European Crescendo Fund Limited              CREEUHE KY           N/A               12/1/2005

-------------------------------------------------------------------------------------------------------------

Roy G. Niederhoffer Fund (Ireland) PLC                    ROYGNI1 ID           N/A               12/13/2005

-------------------------------------------------------------------------------------------------------------

Roy G. Niederhoffer Fund (Ireland) PLC                    ROYGNI1 ID           N/A               12/13/2005

-------------------------------------------------------------------------------------------------------------

Roy G. Niederhoffer Fund (Ireland) PLC                    ROYGNI1 ID           N/A               12/13/2005

-------------------------------------------------------------------------------------------------------------

Roy G. Niederhoffer Fund (Ireland) PLC                    ROYGNI1 ID           N/A               12/13/2005

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
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                                                              WHO PROPOSED      WHETHER      FUND'S VOTE FOR OR
SUMMARY OF MATTER VOTED ON                                   MATTER: ISSUER    FUND CAST    AGAINST PROPOSAL, OR   WHETHER VOTE
                                                             / SHAREHOLDER      VOTE ON       ABSTAIN; FOR OR       WAS FOR OR
                                                                                 MATTER      WITHHOLD REGARDING       AGAINST
                                                                                            ELECTION OF DIRECTORS    MANAGEMENT

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
To revise certain definitions in and to add new
definitions to Article 1                                          Issuer           Y                 FOR                 FOR

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To include a new article which reads "investment in
shares of the Master Fund will be valued at their net
asset value as determined by the Directors (or such               Issuer           Y                 FOR                 FOR
person as shall be appointed by them for that
purpose)"

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To amend Article 43(1) to read: "The Directors may
suspend the calculation of the Net Asset Value and
the Net Asset Value per Ordinary Share during (in the
opinion of the Directors): (a) any period (other than
ordinary holiday or customary weekend closings)
when any market is closed that is tha main market for
a significant part of the Company's or the Master                 Issuer           Y                 FOR                 FOR
Fund's investments, or when trading thereon is
restricted or suspended; (b) any period when any
emergency exists as a result of which disposal by the
Company or the Master Fund of Investments that
constitute a substantial portion of its assets is not
practically feasible or is feasible only on materially
disadvantageous terms;

(c) any period when for any reason the prices of a material portion of the investments of the Company or the Master Fund cannot be reasonably, promptly or accurately ascertained; (d) any period when remittance of monies that will, or may be, involved in the realisation of, or in the payment for, investments of the Company or the Master Fund cannot, in the opinion of the Directors, be carried out at normal rates of exchange; or e) any period when proceeds of the sale or redemption of the Shares cannot be transmitted to or from the Company's or the Master
Fund's account

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To amend Article 44 by the addition of the following
paragraph: "(6 If the Company experiences a scaling
down of any redemption request it makes to the
Master Fund the Directors may authorize a parallel                Issuer           Y                 FOR                 FOR
rateable reduction of outstanding redemption requests
in respect of Ordinary Shares and the provisions of
Article 44(5) will to the extent necessary apply."

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To amend Article 45 to add a new article 45(5) to
read: "The Directors may effect the compulsory
redemption of some Ordinary Shares or fractions
thereof registered in the name of any person to enable
the Company to meet its obligations to any service
providers as described in the Prospectus or in order to           Issuer           Y                 FOR                 FOR
return investment monies to the holders of Ordinary
Shares where the Master Fund has compulsorily
reedemed shares held by the Company in the Master
Fund."

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To receive notice covening the meeting                            Issuer           Y                 FOR                 FOR

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To receive the director' report and the audited
accounts for the period ended 30 June 2005 together               Issuer           Y                 FOR                 FOR
with the auditors' report thereon

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To reappoint Pricewaterhouse Coopers, Chartered
Accountants, as Auditors of the accounts are laid                 Issuer           Y                 FOR                 FOR
before the Company and to authorize the Directors to
agree the renumertation of the Auditors

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To transact any other ordinary business                           Issuer           N                 Abstain             N/A

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

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                    GAM AVALON LANCELOT, LLC

By (Signature and Title)*               /s/ Andrew Hanges
                         -------------------------------------------------------
                            Andrew Hanges, Director and President
                            (principal executive officer)

Date  August 7, 2006
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.